GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
16.	GENERAL AND ADMINISTRATIVE EXPENSES

A summary of the Company’s general and administrative expenses is as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Corporate administration	822	856	2,026	1,668
Professional fees	451	518	1,352	1,221
Salaries and benefits	2,483	1,749	5,709	3,509
Tax penalties and inflation charges	2,011	834	4,278	2,479
	5,767	3,957	13,365	8,877

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)